Income Tax Benefit - Income tax (expense) / benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income taxes paid (refund) [abstract]
Current tax expense	$ 0	$ 0	$ 0
Deferred tax expense
Decrease/(increase) in deferred tax assets	(1,256)	176	(91)
(Decrease)/increase in deferred tax liabilities	1,256	(554)	(527)
Deferred tax liability (asset), total change	0	(378)	(618)
Income tax (expense) / benefit	$ 0	$ 378	$ 618